Equity Securities	12 Months Ended
Dec. 31, 2025
Equity Securities [Abstract]
Equity Securities

Note 4: Equity Securities
Equity securities include noncontrolling ownership interests in third-party entities, such as corporations, partnerships, or limited liability companies. Trading equity securities are held for customer accommodation and market-making purposes and are classified within trading assets on our consolidated balance sheet. Non-trading equity securities are held for investment purposes and are classified within equity securities on our consolidated balance sheet. For additional information on trading equity securities, see Note 14 (Fair Value Measurements).

Non-Trading Equity Securities
Table 4.1 provides a summary of our equity securities by business purpose and accounting method.
Table 4.1: Equity Securities

(in millions)	Dec 31, 2025	Dec 31, 2024
Equity securities at fair value (1)	$2,008	3,052
Tax credit investments (2)	21,395	21,933
Private equity (3)	13,206	12,607
Federal Reserve Bank stock and other at cost (4)	4,323	3,782
Total equity securities	$40,932	41,374
(1)Includes securities subject to contractual lock-up periods restricting their sale. These securities had fair values of $218 million at December 31, 2025, the majority of which have sale restrictions that will expire in second quarter 2027, and $590 million at December 31, 2024, the majority of which had sale restrictions that expired in second quarter 2025.
(2)Includes affordable housing investments of $11.6 billion and $12.3 billion at December 31, 2025 and 2024, respectively, and renewable energy investments of $9.6 billion and $9.4 billion at December 31, 2025 and 2024, respectively. The renewable energy investments are presented net of deferred investment tax credits of $1.7 billion and $1.5 billion at December 31, 2025 and 2024, respectively. Tax credit investments are accounted for using either the proportional amortization method or the equity method. See Note 15 (Securitizations and Variable Interest Entities) for information about tax credit investments.
(3)Includes equity securities accounted for under the measurement alternative of $9.8 billion and $9.3 billion at December 31, 2025 and 2024, respectively, which were predominantly securities associated with our venture capital investments. The remaining securities are accounted for using the equity method.
(4)Includes $3.5 billion of investments in Federal Reserve Bank stock at both December 31, 2025 and 2024, and $762 million and $224 million of investments in Federal Home Loan Bank stock at December 31, 2025 and 2024, respectively.
Table 4.2 provides a summary of the net gains and losses from equity securities, which excludes equity method adjustments for our share of the investee’s earnings or losses that are recognized in other noninterest income. Gains and losses from equity securities are reported in net gains from trading and securities.
Table 4.2: Net Gains (Losses) from Equity Securities

	Year ended December 31,
(in millions)	2025	2024	2023
Net gains from equity securities carried at fair value	$125	442	84
Net gains (losses) from equity securities not carried at fair value (1):
Impairment write-downs	(523)	(773)	(1,307)
Net unrealized gains (2)(3)	375	679	578
Net realized gains (3)	267	722	204
Total net gains (losses) from equity securities not carried at fair value	119	628	(525)
Total net gains (losses) from equity securities	$244	1,070	(441)
(1)Includes amounts related to venture capital investments in consolidated portfolio companies, which are not reported in equity securities on our consolidated balance sheet.
(2)Includes unrealized gains (losses) due to observable price changes from equity securities accounted for under the measurement alternative.
(3)During the year ended December 31, 2025, we recognized $146 million of gains (including $101 million of unrealized gains) related to the partial sale of equity securities of a consolidated portfolio company to an unrelated third-party that resulted in deconsolidation. Our retained investment was remeasured to fair value and is accounted for using the equity method. For information about the valuation techniques and inputs used in fair value measurements of nonmarketable equity securities, see Note 14 (Fair Value Measurements).
Table 4.3 provides additional information about the net gains and losses from equity securities accounted for under the measurement alternative. Gains and losses related to these adjustments are also included in Table 4.2.
Table 4.3: Net Gains (Losses) from Measurement Alternative Equity Securities

	Year ended December 31,
(in millions)	2025	2024	2023
Net gains (losses) recognized in earnings during the period:
Gross unrealized gains from observable price changes	$440	758	607
Gross unrealized losses from observable price changes	(47)	(9)	(29)
Impairment write-downs	(401)	(618)	(1,113)
Net realized gains from sale	90	227	42
Total net gains (losses) recognized during the period	$82	358	(493)
Table 4.4 presents cumulative carrying value adjustments to equity securities accounted for under the measurement alternative that were still held at the end of each reporting period presented.
Table 4.4: Measurement Alternative Cumulative Gains (Losses)

	Year ended December 31,
(in millions)	2025	2024	2023
Cumulative gains (losses):
Gross unrealized gains from observable price changes	$7,737	7,457	7,614
Gross unrealized losses from observable price changes	(100)	(53)	(44)
Impairment write-downs	(3,861)	(3,747)	(3,772)